SHORT-TERM BORROWINGS DUE TO RELATED PARTIES (Details Textual)	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Aug. 24, 2017	Aug. 24, 2017
Short Term Borrowings [Member]
Short-term Debt [Line Items]
Interest Expense, Related Party	¥ 548,878	$ 80,986	¥ 487,692	¥ 593,884
Short Term Borrowings One [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Sep. 25, 2016	Sep. 25, 2016
Debt Instrument, Interest Rate Percentage	5.75%	5.75%
Short Term Borrowings Two [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Oct. 10, 2016	Oct. 10, 2016
Debt Instrument, Interest Rate Percentage	5.75%	5.75%
Short Term Borrowings Three [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Nov. 04, 2016	Nov. 04, 2016
Debt Instrument, Interest Rate Percentage	5.43%	5.43%
Short Term Borrowings Four [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Dec. 16, 2016	Dec. 16, 2016
Short Term Borrowings Five [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Dec. 28, 2016	Dec. 28, 2016
Short Term Borrowings Six [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Mar. 10, 2017	Mar. 10, 2017
Debt Instrument, Interest Rate Percentage	5.22%	5.22%
Short Term Borrowings Seven [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	May 06, 2017	May 06, 2017
Debt Instrument, Interest Rate Percentage	5.22%	5.22%
Short Term Borrowings Nine [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Aug. 31, 2017	Aug. 31, 2017
Debt Instrument, Interest Rate Percentage	5.655%	5.655%
Short Term Borrowings Eight [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate Percentage	5.655%	5.655%
Short Term Borrowing Eleven [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Sep. 11, 2017	Sep. 11, 2017
Debt Instrument, Interest Rate Percentage	5.655%	5.655%
Short Term Borrowing Twelve [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Sep. 16, 2017	Sep. 16, 2017
Debt Instrument, Interest Rate Percentage	5.655%	5.655%
Short Term Borrowing Ten [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Aug. 31, 2017	Aug. 31, 2017
Debt Instrument, Interest Rate Percentage	5.655%	5.655%
Short Term Borrowing Thirteen [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Sep. 18, 2017	Sep. 18, 2017
Debt Instrument, Interest Rate Percentage	5.655%	5.655%
Short Term Borrowing Fourteen [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2017	Dec. 31, 2017
Short Term Borrowing Fifteen [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	May 10, 2018	May 10, 2018
Debt Instrument, Interest Rate Percentage	5.22%	5.22%
Short Term Borrowing Sixteen [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Jun. 07, 2018	Jun. 07, 2018
Debt Instrument, Interest Rate Percentage	5.22%	5.22%